Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
USD [Member]
Deposits [Line Items]
Fixed annual interest percentage	4.108%	6.18%
Israel [Member]
Deposits [Line Items]
Deposit		$ 280
Fixed annual interest percentage		4.85%
Bank Leumi [Member]
Deposits [Line Items]
Deposit	$ 668	$ 2,040